Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000251008
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	ICBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38Footnote Reference1	0.45%
Footnote	Description
Footnote[1]	Based on operations for the period from July 1, 2024 to April 30, 2025. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 38 [1]
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from July 1, 2024 to April 30, 2025. Expenses for the full year would be higher.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were M&T Bank, Boeing, Synovus and Truist Financial. The top performing securities relative to the Index were all overweight positions.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was marginally long at 101% of Index duration. Although interest rates declined from the beginning to the end of the period, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in a more than marginally positive contribution.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  Overweight allocations to more cyclical sectors such as Energy and Consumer Cyclicals detracted from sector performance, which was an overall negative relative to the Index.

  Individual holdings with the most negative contribution to relative Fund performance were Inter-American Development Bank, Duke Energy, Berkshire Hathaway and Apple. These holdings included both overweight and underweight positions relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 420,723,617
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 1,077,796
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$420,723,617 Number of Investments517 Portfolio Turnover17% Total Advisory Fees Paid$1,077,796
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Corporate Debt Securities	94.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024655
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were M&T Bank, Boeing, Synovus and Truist Financial. The top performing securities relative to the Index were all overweight positions.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was marginally long at 101% of Index duration. Although interest rates declined from the beginning to the end of the period, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in a more than marginally positive contribution.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  Overweight allocations to more cyclical sectors such as Energy and Consumer Cyclicals detracted from sector performance, which was an overall negative relative to the Index.

  Individual holdings with the most negative contribution to relative Fund performance were Inter-American Development Bank, Duke Energy, Berkshire Hathaway and Apple. These holdings included both overweight and underweight positions relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 420,723,617
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 1,077,796
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$420,723,617 Number of Investments517 Portfolio Turnover17% Total Advisory Fees Paid$1,077,796
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Corporate Debt Securities	94.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024656
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Service Shares
Trading Symbol	INISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Intermediate Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

Top Contributors to Performance

  Individual security positioning in the Fund relative to the Index resulted in security selection outperformance. Security selection was the largest driver of positive Fund performance relative to the Index during the period. Individual holdings with the most positive contribution to relative Fund performance were M&T Bank, Boeing, Synovus and Truist Financial. The top performing securities relative to the Index were all overweight positions.

  Duration management contributed to relative Fund performance. The Fund’s average duration for the period was marginally long at 101% of Index duration. Although interest rates declined from the beginning to the end of the period, active management between slightly long, slightly short and neutral positions relative to the Index throughout the period resulted in a more than marginally positive contribution.

  The use of derivatives, primarily U.S. Treasury futures to adjust duration and yield curve positioning, was a contributor to relative performance.

Top Detractors from Performance

  The Fund’s positioning along the yield curve was a small detractor from relative performance during the period.

  Overweight allocations to more cyclical sectors such as Energy and Consumer Cyclicals detracted from sector performance, which was an overall negative relative to the Index.

  Individual holdings with the most negative contribution to relative Fund performance were Inter-American Development Bank, Duke Energy, Berkshire Hathaway and Apple. These holdings included both overweight and underweight positions relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 420,723,617
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 1,077,796
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$420,723,617 Number of Investments517 Portfolio Turnover17% Total Advisory Fees Paid$1,077,796
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	4.6%
Corporate Debt Securities	94.6%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective July 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.50% to 0.44% of the Fund’s average daily net assets.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024660
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class A Shares
Trading Symbol	FTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,395,924,364
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 2,774,282
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,395,924,364 Number of Investments419 Portfolio Turnover32% Total Advisory Fees Paid$2,774,282
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Material Fund Change [Text Block]
C000024661
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Institutional Shares
Trading Symbol	FSTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,395,924,364
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 2,774,282
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,395,924,364 Number of Investments419 Portfolio Turnover32% Total Advisory Fees Paid$2,774,282
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Material Fund Change [Text Block]
C000176845
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class R6 Shares
Trading Symbol	FSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,395,924,364
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 2,774,282
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,395,924,364 Number of Investments419 Portfolio Turnover32% Total Advisory Fees Paid$2,774,282
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Material Fund Change [Text Block]
C000024662
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Service Shares
Trading Symbol	FSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg 1-3 Year US Government/Credit Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in a diversified portfolio of short- and medium-term debt securities.

Top Contributors to Performance

  Sector allocation added 75 basis points of excess returns primarily from asset-backed securities and to a lesser extent mortgage-backed securities which outperformed U.S. Treasury securities during the last fiscal year.

  Duration management added 29 basis points to relative performance as the portfolio duration was positioned longer than the Index in a period of declining interest rates during the reporting period.

  Security selection, primarily from investment-grade corporate securities, added 16 basis points of excess returns during the last fiscal year.

Top Detractors from Performance

  Yield curve management detracted 40 basis points from relative performance due to the movement of the yield curve along the short end of the curve.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,395,924,364
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 2,774,282
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,395,924,364 Number of Investments419 Portfolio Turnover32% Total Advisory Fees Paid$2,774,282
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.4%
Project and Trade Finance Core Fund	0.9%
Collaterized Mortgage Obligations	0.9%
Cash Equivalents	1.5%
Bank Loan Core Fund	1.9%
U.S. Treasury Securities	3.3%
Commercial Mortgage-Backed Securities	3.3%
Mortgage-Backed Securities	3.5%
Corporate Bonds	34.0%
Asset-Backed Securities	50.4%

Material Fund Change [Text Block]

[1]	Based on operations for the period from July 1, 2024 to April 30, 2025. Expenses for the full year would be higher.